BUSINESS COMBINATIONS IN 2015 (Detail Textuals) - USD ($) $ in Millions		12 Months Ended
	Jul. 13, 2015	Dec. 31, 2017	Dec. 31, 2015
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of voting rights held in subsidiaries		100.00%
TORM A/S | OCM Njord Holdings S.a.R.L. | Business combinations
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Ownership percentage	100.00%
Percentage of voting rights held in subsidiaries	61.99%
Freight and other receivables acquired	$ 60.0
Gross contractual amount	61.9
Contractual cash flows not to expected to be collected	1.9
Revenue	390.8
Profit for the period			$ 88.2
Revenue of combined Group	$ 854.3
Profit for the period of combined Group			$ 186.7